Business Combination Under Common Control - Summary of Business Combination (Detail) - Yguaz Cementos S.A. [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Principal Activity	Manufacture and marketing of cement
Principal place of business	Paraguay
Proportion of ownership interest/voting right held by the Group	51.0017%	51.00%	35.00%